Fair Value Measurements (Details) - Schedule of fair value on a recurring basis - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Liabilities:
Derivative warrant liabilities – Public	$ 0	$ 805,000	$ 7,015,000
Derivative warrant liabilities – Private Placement	0	0	0
Assets:
Investments held in Trust Account			230,023,192
Fair Value, Inputs, Level 2 [Member]
Liabilities:
Derivative warrant liabilities – Public	1,035,000	0	0
Derivative warrant liabilities – Private Placement	661,500	514,500	0
Assets:
Investments held in Trust Account			0
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Derivative warrant liabilities – Public	0	0	0
Derivative warrant liabilities – Private Placement	$ 0	$ 0	4,557,000
Assets:
Investments held in Trust Account			$ 0